NET INCOME (LOSS) PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended																						1 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2014 Options	Mar. 31, 2013 Options	Mar. 31, 2014 Series A shares	Mar. 31, 2013 Series A shares	Mar. 31, 2012 Series A shares	Mar. 31, 2014 Series B shares	Mar. 31, 2013 Series B shares	Mar. 31, 2012 Series B shares	Mar. 31, 2014 Series C shares	Mar. 31, 2013 Series C shares	Mar. 31, 2012 Series C shares	Mar. 31, 2014 Series D shares	Mar. 31, 2013 Series D shares	Mar. 31, 2012 Series D shares	Mar. 31, 2014 Series E shares	Mar. 31, 2013 Series E shares	Mar. 31, 2012 Series E shares	Mar. 31, 2014 Series F shares	Mar. 31, 2013 Series F shares	Oct. 31, 2010 Class A common shares
Net income (loss) per share
Net income attributable to iKang Healthcare Group, Inc.	$ 21,607	$ 12,111	$ 9,702
Deemed dividend	20,436	84,306	2,312				5,112			5,204			4,366		1,945	14,875			20,308	2,312	18,491	34,441
Undistributed earnings allocated to preferred shareholders	7,310	2,818	2,770			118	150	150	130	200	200	231	265	265	789	831	831	1,323	1,324	1,324	4,719	48
Net income (loss) attributable to common and preferred shareholders of iKang Healthcare Group, Inc.	(6,139)	(75,013)	4,620
Numerator:
Net income attribution								299			228			445			1,309			921
Total attribution to participating preferred stockholders						118	5,262	449	130	5,404	428	231	4,631	710	2,734	15,706	2,140	1,323	21,632	4,557	23,210	34,489
Net (loss) income attributed to common and preferred shareholders for computing net income per common share- basic and diluted	$ (6,139)	$ (75,013)	$ 1,418
Denominator:
Weighted average common shares outstanding used in computing diluted net income per common share-basic	6,340,005	6,683,678	6,599,009			1,094,668	1,386,984	1,391,044	686,368	1,054,620	1,059,735	1,944,854	2,069,410	2,071,140	5,717,326	6,088,557	6,091,920	4,289,457	4,289,457	4,289,457	6,075,702	63,763
Weighted average shares outstanding used in computing net income per common shares-diluted	6,340,005	6,683,678	6,768,074
Net (loss) income per common share attributable to iKang Guobin Healthcare Group, Inc.-basic (in dollars per share)	$ (0.97)	$ (11.22)	$ 0.22
Net (loss) income per common share attributable to iKang Guobin Healthcare Group, Inc.-diluted (in dollars per share)	$ (0.97)	$ (11.22)	$ 0.21
Net income per convertible redeemable participating preferred shares (in dollars per share)						$ 0.11	$ 3.79	$ 0.32	$ 0.19	$ 5.13	$ 0.40	$ 0.12	$ 2.24	$ 0.34	$ 0.48	$ 2.58	$ 0.35	$ 0.31	$ 5.04	$ 1.06	$ 3.82	$ 540.89
Additional disclosures
Stock dividend (in shares)																							251,079
Incremental weighted average number of common shares from assumed exercise of share options			169,065
Common shares resulting from the assumed conversion were excluded as their effect was anti-dilutive				988,507	355,410	1,094,668	1,386,984	1,391,044	686,368	1,054,620	1,059,735	1,944,954	2,069,410	2,071,140	5,717,326	6,088,557	6,091,920	4,289,457	4,289,457	4,289,457	6,075,702	63,763